Restricted Stock Units	12 Months Ended
Dec. 31, 2024
Restricted Stock Units
Restricted Stock Units

17.	Restricted Stock Units

During the year ended December 31, 2024, the Company granted RSUs as follows:

●	On January 1, 2024, the Company granted 438,000 RSU’s which vest quarterly beginning January 1, 2024. On December 27, 2024, 96,000 vested RSU’s were cancelled pursuant to a settlement agreement (Note 18).
●	As at December 31, 2024, the Company accrued for 1,038,500 RSU’s valued at $54,197 as an annual bonus to a member of management (Note 18).
●	During the year ended December 31, 2024, the Company granted 645,968 RSU’s valued at $63,986 pursuant to certain anniversary terms of the employment agreement of a member of management.

For the year ended December 31, 2024, the Company recognized $180,593 (2023 - $2,279,059 and 2022 - $697,650) in stock-based compensation expense for RSUs granted and vested.

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2021	-	$-
Granted	885,012	0.80
Vested	(885,012)	0.80
Balance, December 31, 2022	–	$–
Granted	3,476,659	0.81
Canceled	(30,000)	2.00
Vested	(3,446,659)	0.80
Balance, December 31, 2023	–	–
Granted	2,122,468	0.12
Canceled	(96,000)	0.05
Vested	(987,968)	0.08
Balance, December 31, 2024	1,038,500	0.03

The Company previously granted certain RSU’s whereby the holder has the right and option to require the Company to withhold up to one third of the RSU shares awarded to pay the cash equivalent of the market price of the shares on the date of vesting. As a result, a portion of the value of the RSU’s is recorded as a RSU obligation liability. During the year ended December 31, 2024, the Company granted 645,968 RSUs of this nature.

During the year ended December 31, 2024, the Company issued 1,509,610 shares for RSU’s which were granted and vested in previous periods. As a result, the RSU obligation liability of $18,398 was settled. As at December 31, 2024, the balance of the RSU obligation was $Nil (December 31, 2023 - $18,398).

As at December 31, 2024, the Company had 1,038,500 RSU’s (December 31, 2023 – Nil) outstanding.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)